Summary Of Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Significant Accounting Policies [Line Items]
Change in income from operation before income taxes	$ 16,383	$ (5,704)	$ (4,296)
Annuity Policies Issued Prior To 2010
Significant Accounting Policies [Line Items]
Change in income from operation before income taxes			(8,820)
Annuity Policies Issued After 2010
Significant Accounting Policies [Line Items]
Change in income from operation before income taxes			$ (669)
Minimum
Significant Accounting Policies [Line Items]
Traditional life products, life reserve interest assumptions range, maximum	2.30%
Maximum
Significant Accounting Policies [Line Items]
Traditional life products, life reserve interest assumptions range, maximum	6.00%